Equity Linked Securities, lower strike call option and upper strike warrant (Tables)	12 Months Ended
Dec. 31, 2025
Equity Linked Securities, lower strike call option and upper strike warrant
Schedule of movements for equity linked securities

	Liability	Derivative
	component	component
	RMB’000	RMB’000

At January 1, 2025	—	—
Issuance of the Equity Linked Securities	2,352,383	1,600,962
Issuance cost	(65,740)	(44,741)
Interest expenses	192,342	—
Interest paid	(9,820)	—
Fair value changes for the year	—	(343,149)
Exchange adjustments	(53,498)	(29,022)

At December 31, 2025	2,415,667	1,184,050

Schedule of movements for derivative financial assets

As at December 31,
2025
RMB’000

At the beginning of year	—
Issuance of the lower strike call option	1,207,782
Fair value changes for the year	(413,481)
Exchange adjustments	(20,198)

At the end of year	774,103

Schedule of key inputs for fair value of derivative financial assets

As at December 31,
2025
RMB’000

Discount rate	7.4%
Risk-free interest rate	3.8%
Expected volatility	56.0%